Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Sep. 30, 2019	Aug. 31, 2019
Subsequent Events (Textual)
Convertible loans	$ 200,000	$ 350,000
Aggregate purchase price	$ 1,000,000	$ 1,750,000
Debt conversion price	$ 0.17	$ 0.17
Convertible loans interest rate	4.00%	4.00%